Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings per Common Share
The following schedule summarizes the information used to compute earnings per common share:

	Years ended December 31,
(in thousands, except per share data)	2013	2012	2011
Net income attributable to the owners of QIAGEN N.V.	$69,073	$129,506	$96,038

Weighted average number of common shares used to compute basic net income per common share	234,000	235,582	233,850
Dilutive effect of stock options and restrictive stock units	3,023	2,341	2,876
Dilutive effect of outstanding warrant shares	5,152	2,823	2,338
Weighted average number of common shares used to compute diluted net income per common share	242,175	240,746	239,064
Outstanding options and awards having no dilutive effect, not included in above calculation	1,616	2,906	3,995
Outstanding warrants having no dilutive effect, not included in above calculation	21,315	23,644	23,591

Basic earnings per common share attributable to the owners of QIAGEN N.V.	$0.30	$0.55	$0.41
Diluted earnings per common share attributable to the owners of QIAGEN N.V.	$0.29	$0.54	$0.40